Loans (Impaired Loans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 2,845.1	$ 58.0
Unpaid Principal Balance	4,149.8	85.3
Related Allowance	32.7	12.9
Average Recorded Investment	1,199.3	217.0
Interest income recorded	1.5	10.1
Interest income recognized using cash basis method	0.5	0.7
Impaired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	149.6	56.8
Unpaid Principal Balance	172.5	69.5
Related Allowance	27.8	12.4
Average Recorded Investment	91.3	190.6
Total Loans Impaired At Acquisition Date And Convenience Date [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,695.5
Unpaid Principal Balance	3,977.3
Related Allowance	4.9
Average Recorded Investment	1,108.0
Total Loans Impaired At Convenience Date [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		1.2
Unpaid Principal Balance		15.8
Related Allowance		0.5
Average Recorded Investment		26.4
Non-Strategic Portfolios [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		13.3
Unpaid Principal Balance		21.1
Average Recorded Investment	7.3	15.9
Non-Strategic Portfolios [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		6.0
Unpaid Principal Balance		6.0
Related Allowance		1.0
Average Recorded Investment	7.3	3.4
Aerospace [Member] | Transportation Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15.4
Unpaid Principal Balance	15.4
Related Allowance	0.4
Average Recorded Investment	5.0	9.0
Commercial Finance [Member] | Commercial Banking [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15.4	1.2
Unpaid Principal Balance	22.8	1.2
Average Recorded Investment	6.5	104.9
Commercial Finance [Member] | Commercial Banking [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	102.6	29.6
Unpaid Principal Balance	112.1	34.3
Related Allowance	22.7	11.4
Average Recorded Investment	53.2	43.6
Real Estate Finance [Member] | Commercial Banking [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0.2
Unpaid Principal Balance	0.8
Average Recorded Investment	0.7
Business Capital [Member] | Commercial Banking [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6.3	6.7
Unpaid Principal Balance	9.7	6.9
Average Recorded Investment	5.9	10.2
Business Capital [Member] | Commercial Banking [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9.7
Unpaid Principal Balance	11.7
Related Allowance	4.7
Average Recorded Investment	$ 5.4	$ 3.6